Consolidated Statements Of Changes In Equity $ in Thousands, ₩ in Millions		KRW (₩)		USD ($)		Share capital KRW (₩)		Share capital USD ($)	Hybrid Instrument KRW (₩)	Hybrid Instrument USD ($)	Capital surplus KRW (₩)		Capital surplus USD ($)	Accumulated other comprehensive income KRW (₩)		Accumulated other comprehensive income USD ($)	Retained earnings KRW (₩)		Retained earnings USD ($)	Treasury shares KRW (₩)		Treasury shares USD ($)	Non-controlling interests KRW (₩)		Non-controlling interests USD ($)
Balance at beginnig at Dec. 31, 2016		₩ 31,261,403				₩ 2,090,558					₩ 16,994,902			₩ 405,329			₩ 12,229,228			₩ (721,973)			₩ 263,359
Comprehensive income
Profit for the year		3,343,461				0					0			0			3,311,438			0			32,023
Remeasurements of net defined benefit liabilities		22,605				0					0			22,685			0			0			(80)
Exchange differences on translating foreign operations		(110,037)				0					0			(109,727)			0			0			(310)
Valuation gains on financial investments		89,117				0					0			86,176			0			0			2,941
Shares of other comprehensive income of associates and joint ventures		100,735				0					0			100,735			0			0			0
Cash flow hedges		20,959				0					0			21,055			0			0			(96)
Gains (losses) on hedges of a net investment in a foreign operation		26,614				0					0			26,614			0			0			0
Other comprehensive income of separate account		(13,767)				0					0			(13,692)			0			0			(75)
Fair value changes on financial liabilities designated at fair value due to own credit risk		0																					0
Net gains on overlay adjustment		0																					0
Transfer to other accounts		0				0					0			(1,507)			1,507			0			0
Total comprehensive income(loss)		3,479,687				0					0			132,339			3,312,945			0			34,403
Transactions with shareholders
Dividends paid to shareholders of the parent company		(503,125)				0					0			0			(497,969)			0			(5,156)
Disposal of treasury shares		255,263				0					87,212			0			0			168,051			0
Acquisition and retirement of treasury shares		(202,051)									0			0			0			(202,051)			0
Non-controlling interests changes in business combination		(247,450)				0					41,352			0			0			0			(288,802)
Others		1,102				0					(1,238)			0			0			0			2,340
Total transactions with shareholders		(696,261)				0					127,326			0			(497,969)			(34,000)			(291,618)
Balance at ending at Dec. 31, 2017		34,044,829				2,090,558					17,122,228			537,668			15,044,204			(755,973)			6,144
Comprehensive income
Profit for the year		3,061,946	[1],[2]			0					0			0			3,061,191			0			755
Remeasurements of net defined benefit liabilities		(138,016)	[2]			0					0			(138,016)			0			0			0
Exchange differences on translating foreign operations		48,820	[2]			0					0			48,916			0			0			(96)
Valuation gains on financial investments	[2]	0
Net gains on financial instruments at fair value through other comprehensive income		103,511				0					0			88,013			15,498			0			0
Shares of other comprehensive income of associates and joint ventures		(3,733)				0					0			(3,733)			0			0			0
Cash flow hedges		(9,038)	[2]			0					0			(9,038)			0			0			0
Gains (losses) on hedges of a net investment in a foreign operation		(27,134)	[2]			0					0			(27,134)			0			0			0
Other comprehensive income of separate account		28,709				0					0			28,709			0			0			0
Fair value changes on financial liabilities designated at fair value due to own credit risk		1,484	[2]			0					0			1,484			0			0			0
Net gains on overlay adjustment		413	[2]			0					0			413			0			0			0
Total comprehensive income(loss)		3,066,962				0					0			(10,386)			3,076,689			0			659
Transactions with shareholders
Dividends paid to shareholders of the parent company		(766,728)				0					0			0			(766,728)			0			0
Acquisition and retirement of treasury shares		(212,576)				0					0			0			0			(212,576)			0
Non-controlling interests changes in business combination		2,238				0					0			0			0			0			2,238
Others		(498)				0					(568)			0			0			0			70
Total transactions with shareholders		(977,564)				0					(568)			0			(766,728)			(212,576)			2,308
Balance at ending at Dec. 31, 2018		35,713,027	[3]	$ 30,908,061		2,090,558	[3]	$ 1,809,286			17,121,660	[3]	$ 14,818,047	177,806	[3]	$ 153,884	17,282,441	[3]	$ 14,957,196	(968,549)	[3]	$ (838,237)	9,111	[3]	$ 7,885
The effect of changing of accounting policy		(421,200)				0					0			(349,476)			(71,724)			0			0
Balance after reflecting the effect of accounting policy		33,623,629				2,090,558					17,122,228			188,192			14,972,480			(755,973)			6,144
Comprehensive income
Profit for the year		3,313,199	[1],[2],[4],[5]	2,867,429	[1],[2],[4],[5]	0		0	₩ 0	$ 0	0		0	0		0	3,311,828		2,866,242	0		0	1,371		1,187
Remeasurements of net defined benefit liabilities		(55,827)	[2],[5]	(48,316)	[2],[5]	0		0	0	0	0		0	(55,827)		(48,316)	0		0	0		0	0		0
Exchange differences on translating foreign operations		37,861	[2],[5]	32,767	[2],[5]	0		0	0	0	0		0	37,577		32,521	0		0	0		0	284		246
Valuation gains on financial investments	[2],[5]	0		0
Net gains on financial instruments at fair value through other comprehensive income		18,162		15,718		0		0	0	0	0		0	36,637		31,708	(18,475)		(15,990)	0		0	0		0
Shares of other comprehensive income of associates and joint ventures		7,695		6,660		0		0	0	0	0		0	7,695		6,660	0		0	0		0	0		0
Cash flow hedges		(33,182)	[2],[5]	(28,718)	[2],[5]	0		0	0	0	0		0	(33,182)		(28,718)	0		0	0		0	0		0
Gains (losses) on hedges of a net investment in a foreign operation		(8,900)	[2],[5]	(7,703)	[2],[5]	0		0	0	0	0		0	(8,900)		(7,703)	0		0	0		0	0		0
Other comprehensive income of separate account		3,364		2,911		0		0	0	0	0		0	3,364		2,911	0		0	0		0	0		0
Fair value changes on financial liabilities designated at fair value due to own credit risk		(11,372)	[2],[5]	(9,842)	[2],[5]	0		0	0	0	0		0	(11,372)		(9,842)	0		0	0		0	0		0
Net gains on overlay adjustment		194,223	[2],[5]	168,092	[2],[5]	0		0	0	0	0		0	194,223		168,092	0		0	0		0	0		0
Total comprehensive income(loss)		3,465,223		2,998,998		0		0	0	0	0		0	170,215		147,313	3,293,353		2,850,252	0		0	1,655		1,433
Transactions with shareholders
Dividends paid to shareholders of the parent company		(759,736)		(657,518)		0		0	0	0	0		0	0		0	(759,736)		(657,518)	0		0	0		0
Issuance of hybrid securities		973,785		842,769		0		0	399,205	345,495	0		0	0		0	0		0	0		0	574,580		497,274
Dividends on hybrid securities		(6,513)		(5,636)		0		0	0	0	0		0	0		0	(6,513)		(5,636)	0		0	0		0
Acquisition and retirement of treasury shares		(267,639)		(231,630)		0		0	0	0	0		0	0		0	(100,000)		(86,546)	(167,639)		(145,084)	0		0
Others		1,178		1,018		0		0	0	0	1,117		966	0		0	0		0	0		0	61		52
Total transactions with shareholders		(58,925)		(50,997)		0		0	399,205	345,495	1,117		966	0		0	(866,249)		(749,700)	(167,639)		(145,084)	574,641		497,326
Balance at ending at Dec. 31, 2019	[3],[6]	₩ 39,119,325	[7]	$ 33,856,062	[7]	₩ 2,090,558		$ 1,809,286	₩ 399,205	$ 345,495	₩ 17,122,777		$ 14,819,013	₩ 348,021		$ 301,197	₩ 19,709,545		$ 17,057,748	₩ (1,136,188)		$ (983,321)	₩ 585,407		$ 506,644

[1]	The consolidated statements of cash flows for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[3]	The consolidated statements of changes in equity for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[4]	The consolidated statement of cash flows for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[5]	The consolidated statement of comprehensive income for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[6]	The consolidated statement of changes in equity for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[7]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.